FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
FAIR VALUE DISCLOSURES

Assets and Liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2016 and 2015, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements
	Level 1	Level 2	Level 3	Total
	(In Millions)
December 31, 2016
Assets:
Investments:
Fixed maturity Securities, available-for-sale:
Public Corporate	$—	$827	$—	$827
Private Corporate	—	201	7	208
U.S. Treasury, government and agency	—	35	—	35
States and political subdivisions	—	6	—	6
Commercial mortgage-backed	—	—	24	24
Redeemable preferred stock	9	—	—	9
Subtotal	9	1,069	31	1,109
Other equity investments	—	—	—	—
Trading securities	1	—	—	1
Options	—	56	—	56
Cash equivalents	109	—	—	109
Separate Accounts’ assets	1,732	14	—	1,746
Total Assets	$1,851	$1,139	$31	$3,021

Liabilities:
Contingent payment arrangements	$—	$—	$7	$7
MSO and IUL indexed features’ liability	—	53	—	53
Total Liabilities	$—	$53	$7	$60
December 31, 2015
Assets:
Investments:
Fixed maturity Securities, available-for-sale:
Public Corporate	$—	$637	$—	$637
Private Corporate	—	177	8	185
U.S. Treasury, government and agency	—	29	—	29
States and political subdivisions	—	7	—	7
Commercial mortgage-backed	—	—	31	31
Redeemable preferred stock	9	8	—	17
Subtotal	9	858	39	906
Other equity investments	1	—	—	1
Options	—	24	—	24
Cash equivalents	170	—	—	170
Separate Accounts’ assets	1,686	14	—	1,700
Total Assets	$1,866	$896	$39	$2,801
Liabilities:
MSO and IUL indexed features’ liability	—	24	—	24
Total Liabilities	$—	$24	$7	$31

At December 31, 2016 and 2015, respectively, the fair value of public fixed maturities is approximately $888 million and $701 million or approximately 29.4% and 25.0% of MLOA’s total assets measured at fair value on a recurring basis. The fair values of MLOA’s public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA’s own assumptions about market-participant inputs would be used in pricing the security.

At December 31, 2016 and 2015, respectively, the fair value of private fixed maturities is approximately $221 million and $205 million or approximately 7.3% and 7.3% of MLOA’s total assets measured at fair value on a recurring basis. The fair values of MLOA’s private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

At December 31, 2016 and 2015, respectively, investments classified as Level 1 comprise approximately 61.3% and 66.6% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

At December 31, 2016 and 2015, respectively, investments classified as Level 2 comprise approximately 37.7% and 32.0% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

MLOA’s IUL product and in the MSO investment option available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1 or 3 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity price. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

At December 31, 2016 and 2015, respectively, investments classified as Level 3 comprise approximately 1.0% and 1.4% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities (“CMBS”) and corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. At December 31, 2016 and 2015, MLOA did not hold any fixed maturities, included in the Level 3 classification, with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $24 million and $31 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2016 and 2015, respectively. MLOA utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

MLOA's Level 3 liabilities include contingent payment arrangements associated with a Renewal Rights Agreement (the “Agreement”) that transitions to MLOA certain group employee benefits policies beginning January 1, 2017 from an insurer exiting such business. The fair value of the contingent payments liability associated with this transaction is measured and adjusted each reporting period through final settlement using projected premiums from these policies, net of potential surrenders and terminations, and applying a risk-adjusted discount factor (7.0% at December 31, 2016) to the resulting cash flows.

In 2016, there were no AFS fixed maturities were transferred from Level 2 into the Level 3 classification. In 2015, AFS fixed maturities with fair value of $1 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.2% of total equity at December 31, 2015.

The table below presents a reconciliation for all Level 3 assets at December 31, 2016, 2015 and 2014 respectively.

Level 3 Instruments
Fair Value Measurements
	Corporate	Commercial Mortgage- backed	Contingent Payment Arrangement
	(In Millions)

Balance, January 1, 2016	$8	$31	—
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Investment gains (losses), net	—	(4)	—
Other comprehensive income (loss)	—	1	—
Purchases	—	—	7
Sales	(1)	(4)	—
Balance, December 31, 2016	$7	$24	$7

Balance, January 1, 2015	$8	$26	$—
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Investment gains (losses), net	—	(2)	—
Other comprehensive income (loss)	—	8	—
Sales	(1)	(1)	—
Transfers into Level 3(1)	1	—	—
Balance, December 31, 2015	$8	$31	$—

Balance, January 1, 2014	$9	$24	$—
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Investment gains (losses), net	(1)	(11)	—
Increase (decrease) in the fair value of reinsurance contracts	—	—	—
Other comprehensive income (loss)	1	13	—
Sales	(1)	—	—
Balance, December 31, 2014	$8	$26	$—

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets still held at December 31, 2016 and 2015, respectively.

OCI
(In Millions)
Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016:
Change in unrealized gains (losses):
Fixed maturity securities, available-for-sale:
Commercial mortgage-backed	1
Total	$1

Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015:
Change in unrealized gains (losses):
Fixed maturity securities, available-for-sale:
Corporate	$(1)
Commercial mortgage-backed	$8
Total	$7

At December 31, 2016 and 2015, MLOA had $31 million and $39 million, respectively, of investments classified as Level 3. The underlying quantitative inputs to measure the fair value of these investments are not developed by MLOA and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(In Millions)
December 31, 2016
Mortgage loans on real estate	$17	$—	$—	$16	$16
Policyholders liabilities: Investment contracts	$168	$—	$—	$170	$170
Policy Loans	176	—	—	210	210

December 31, 2015
Policyholders liabilities: Investment contracts	$177	$—	$—	$184	$184
Policy Loans	159	—	—	189	189

Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

The fair values for MLOA’s supplementary contracts not involving life contingencies, single premium deferred annuities and certain annuities, which are included in Policyholder’s account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk.